Commitments (Operating lease commitments) (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019 contracts	Dec. 31, 2018 CNY (¥)
Disclosure of operating lease commitments [line items]
Total future minimum lease payments under non-cancelable operating leases		¥ 1,647,251
Lease contracts that have not yet commenced | contracts	0
Not later than one year [member]
Disclosure of operating lease commitments [line items]
Total future minimum lease payments under non-cancelable operating leases		194,333
Later than one year and not later than two years [member]
Disclosure of operating lease commitments [line items]
Total future minimum lease payments under non-cancelable operating leases		99,149
Later than two years and not later than five years [member]
Disclosure of operating lease commitments [line items]
Total future minimum lease payments under non-cancelable operating leases		191,853
Later than five years [member]
Disclosure of operating lease commitments [line items]
Total future minimum lease payments under non-cancelable operating leases		¥ 1,161,916